Fair Value Measurement - Summary of Key Assumptions Used in Valuation of Convertible Notes (Details) - Convertible Notes	Dec. 31, 2018	Dec. 31, 2017
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining life	2 years 3 months 18 days	2 years 6 months
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining life	4 years 3 months 18 days	4 years 9 months 18 days
Probability for Conversion
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	0.80	0.80
Probability for Redemption
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input	0.20	0.20